Fair value of financial instruments - Reconciliation Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value of financial instruments
Financial liabilities at beginning of period	€ (8,092)
Financial liabilities at end of period	(8,746)	€ (8,092)
At Fair Value-Liabilities | Level 3
Fair value of financial instruments
Financial liabilities at beginning of period	(14)
Net gain in income statement	79
Acquisitions through business combination		(14)
Acquisitions of non-controlling interest	(737)
Financial liabilities at end of period	€ (672)	€ (14)